Employee Benefit Plan, Master Trust - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Investment in Master Trust	INVESTMENT IN MASTER TRUST
The assets of the Plan are held in a Puerto Rico trust, which is invested in a Master Trust administered by The Northern Trust Company. At both December 31, 2025 and December 31, 2024, the Plan's interest in the net assets of the Master Trust was less than 1%, with The Home Depot FutureBuilder and the HD Supply Holdings, Inc. and its subsidiaries (collectively “HD Supply”) 401(k) Retirement Plans holding the remaining interest. The Home Depot FutureBuilder and the HD Supply 401(k) Retirement Plans are defined contribution retirement plans covering substantially all U.S. associates of the Parent Company and HD Supply, respectively. Net assets, investment income, and administrative expenses related to the Master Trust are allocated to the individual plans based upon actual activity for each of the plans.
The net assets of the Master Trust and the Plan's respective interest in the Master Trust are as follows:

	Master Trust		Plan's Interest in Master Trust
in thousands	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Assets:
Investments at fair value:
Cash and cash equivalents	$54,063	$59,712	$105	$33
Equities	2,875,954	3,105,335	2,140	2,275
Collective trust funds	10,765,933	9,201,146	35,112	27,831
Registered investment funds	1,244,628	1,014,249	1,197	928
Brokerage window	460,347	393,713	—	—
Total investments at fair value	15,400,925	13,774,155	38,554	31,067
Fully benefit-responsive investment at contract value	776,605	758,680	4,873	4,093
Receivables:
Other receivables	196	252	—	—
Total receivables	196	252	—	—
Total assets	16,177,726	14,533,087	43,427	35,160

Liabilities:
Accrued liabilities	25	609	—	587
Total liabilities	25	609	—	587

Net assets	$16,177,701	$14,532,478	$43,427	$34,573
Investment income for the Master Trust and the Plan's respective interest in the Master Trust are as follows:

	Master Trust	Plan's Interest in Master Trust
	Year Ended	Year Ended
in thousands	December 31, 2025	December 31, 2025
Investment income:
Net appreciation in fair value of investments	$1,861,692	$5,615
Dividends and interest income	52,844	40
Total investment income	$1,914,536	$5,655
The Master Trust's investments that are measured at fair value on a recurring basis, and their level within the fair value hierarchy, are shown in the following tables. Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The levels of the fair value hierarchy are:
•Level 1: observable inputs such as quoted prices in active markets for identical assets or liabilities;
•Level 2: inputs other than quoted prices in active markets in Level 1 that are either directly or indirectly observable; and
•Level 3: unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions.

	Investments at Fair Value as of December 31, 2025
in thousands	Level 1	Level 2	Total
Cash and cash equivalents	$54,063	$—	$54,063
Equities	2,875,954	—	2,875,954
Collective trust funds	—	10,765,933	10,765,933
Registered investment funds	1,244,628	—	1,244,628
Brokerage window	460,347	—	460,347
Total investments at fair value	$4,634,992	$10,765,933	$15,400,925

	Investments at Fair Value as of December 31, 2024
in thousands	Level 1	Level 2	Total
Cash and cash equivalents	$59,712	$—	$59,712
Equities	3,105,335	—	3,105,335
Collective trust funds	—	9,201,146	9,201,146
Registered investment funds	1,014,249	—	1,014,249
Brokerage window	393,713	—	393,713
Total investments at fair value	$4,573,009	$9,201,146	$13,774,155

EBP, Investment, Fair Value and NAV
The Master Trust's investments that are measured at fair value on a recurring basis, and their level within the fair value hierarchy, are shown in the following tables. Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The levels of the fair value hierarchy are:
•Level 1: observable inputs such as quoted prices in active markets for identical assets or liabilities;
•Level 2: inputs other than quoted prices in active markets in Level 1 that are either directly or indirectly observable; and
•Level 3: unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions.

	Investments at Fair Value as of December 31, 2025
in thousands	Level 1	Level 2	Total
Cash and cash equivalents	$54,063	$—	$54,063
Equities	2,875,954	—	2,875,954
Collective trust funds	—	10,765,933	10,765,933
Registered investment funds	1,244,628	—	1,244,628
Brokerage window	460,347	—	460,347
Total investments at fair value	$4,634,992	$10,765,933	$15,400,925

	Investments at Fair Value as of December 31, 2024
in thousands	Level 1	Level 2	Total
Cash and cash equivalents	$59,712	$—	$59,712
Equities	3,105,335	—	3,105,335
Collective trust funds	—	9,201,146	9,201,146
Registered investment funds	1,014,249	—	1,014,249
Brokerage window	393,713	—	393,713
Total investments at fair value	$4,573,009	$9,201,146	$13,774,155